20. INCOME TAXES: Schedule of Unrecognized temporary differences (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Unrecognized temporary differences

	2020	2019
Property and equipment	$207,000	$102,000
Non-capital loss carry forward	17,274,000	5,693,000
Capital loss carry forward	1,853,000	-
Unamortized share issuance cost	3,200,000	449,000
Total	$22,534,000	$6,244,000